Taxation - Movement of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	$ 301,414
Exchange differences	(69,707)	$ 30,187
Deferred income tax liabilities, ending balance	376,331	301,414
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	8,758
Exchange differences	69,707	(30,187)
Others	(632)	1,247
Deferred income tax assets, ending balance	9,777	8,758
Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	438,396	385,055
Charged / (credited) to the statement of income	37,465	36,510
Farmlands revaluation	62,988	(25,307)
Acquisition of subsidiaries	(10,492)	1,562
Exchange differences	(82,438)	40,576
Deferred income tax liabilities, ending balance	445,919	438,396
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	37,465	36,510
Exchange differences	82,438	(40,576)
Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(45,778)	14,407
Exchange differences	12,731	(10,389)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	145,740	129,528
(Credited) / charged to the statement of income	(45,778)	14,407
Tax charge relating to cash flow hedge	(8,498)	(7,337)
Exchange differences	(12,731)	10,389
Others	632	(1,247)
Deferred income tax assets, ending balance	79,365	145,740
Provisions | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	1,064	(3,900)
Exchange differences	(3,752)	(1,243)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	6,622	9,279
(Credited) / charged to the statement of income	1,064	(3,900)
Tax charge relating to cash flow hedge	0	0
Exchange differences	3,752	1,243
Others	0	0
Deferred income tax assets, ending balance	11,438	6,622
Tax loss carry forwards | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(29,585)	29,087
Exchange differences	15,011	(6,888)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	110,195	81,557
(Credited) / charged to the statement of income	(29,585)	29,087
Tax charge relating to cash flow hedge	(8,498)	(7,337)
Exchange differences	(15,011)	6,888
Others	0	0
Deferred income tax assets, ending balance	57,101	110,195
Equity-settled share-based compensation | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	0	0
Exchange differences	0	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	3,575	4,822
(Credited) / charged to the statement of income	0	0
Tax charge relating to cash flow hedge	0	0
Exchange differences	0	0
Others	440	(1,247)
Deferred income tax assets, ending balance	4,015	3,575
Borrowings | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(26,696)	(11,115)
Exchange differences	(1,137)	(2,250)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	25,932	34,797
(Credited) / charged to the statement of income	(26,696)	(11,115)
Tax charge relating to cash flow hedge	0	0
Exchange differences	1,137	2,250
Others	0	0
Deferred income tax assets, ending balance	373	25,932
Biological assets | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	3,242	(66)
Exchange differences	3,242	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	0	66
(Credited) / charged to the statement of income	3,242	(66)
Tax charge relating to cash flow hedge	0	0
Exchange differences	(3,242)	0
Others	0	0
Deferred income tax assets, ending balance	0	0
Others | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	6,197	401
Exchange differences	(633)	(8)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	(584)	(993)
(Credited) / charged to the statement of income	6,197	401
Tax charge relating to cash flow hedge	0	0
Exchange differences	633	8
Others	192	0
Deferred income tax assets, ending balance	6,438	(584)
Property, plant and equipment | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	389,146	355,158
Charged / (credited) to the statement of income	18,229	20,354
Farmlands revaluation	62,988	(25,307)
Acquisition of subsidiaries	(10,492)	1,562
Exchange differences	(75,928)	37,379
Deferred income tax liabilities, ending balance	383,943	389,146
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	18,229	20,354
Exchange differences	75,928	(37,379)
Investment property
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	8,979
Deferred income tax liabilities, ending balance		8,979
Investment property | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		9,881
Charged / (credited) to the statement of income	9,760	(2,181)
Farmlands revaluation	0	0
Acquisition of subsidiaries	0	0
Exchange differences	(2,851)	1,279
Deferred income tax liabilities, ending balance	15,888
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	9,760	(2,181)
Exchange differences	2,851	(1,279)
Biological assets | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	30,461	11,259
Charged / (credited) to the statement of income	(2,984)	18,105
Farmlands revaluation	0	0
Acquisition of subsidiaries	0	0
Exchange differences	(4,097)	1,097
Deferred income tax liabilities, ending balance	23,380	30,461
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	(2,984)	18,105
Exchange differences	4,097	(1,097)
Others | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	9,810	8,757
Charged / (credited) to the statement of income	12,460	232
Farmlands revaluation	0	0
Acquisition of subsidiaries	0	0
Exchange differences	438	821
Deferred income tax liabilities, ending balance	22,708	9,810
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	12,460	232
Exchange differences	$ (438)	$ (821)